INVENTORY	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Note 5. INVENTORY

The components of inventory at December 31, consisted of the following:

	December 31,	December 31,
	2012	2011

Raw Materials	$6,105,000	$5,209,000
Work In Progress	16,730,000	12,094,000
Finished Goods	6,653,000	7,021,000
Progress Payments Received	(525,000)	-
Inventory Reserve	(2,224,000)	(1,803,000)
Total Inventory	$26,739,000	$22,521,000

The Company periodically evaluates inventory and establishes reserves for obsolescence, excess quantities, slow-moving goods, and for other impairment of value. The Company presents inventory net of progress billings in accordance with the specified contractual arrangements with the United States Government, which results in the transfer of title of the related inventory from the Company to the United States Government, when such progress payments are received.